UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

Investors Cash Trust-Treasury Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 37.2%
US Treasury Obligations
US Treasury Bills:
0.23% *, 6/4/2009	2,526,000	2,523,515
0.23% *, 6/11/2009	206,140,000	205,927,962
0.275% *, 6/25/2009	70,000,000	69,906,424
0.29% *, 7/2/2009	131,330,000	131,137,456
0.3% *, 7/30/2009	150,000,000	149,737,500
0.42% *, 1/22/2009	100,000,000	99,975,500
0.59% *, 12/17/2009	50,000,000	49,713,194
0.7% *, 1/2/2009	88,000,000	87,998,289
0.99% *, 5/15/2009	135,620,000	135,120,240

1.05% *, 7/30/2009			74,305,000	73,849,882
1.21% *, 1/22/2009			45,000,000	44,968,237
1.25% *, 1/22/2009			17,572,500	17,559,687
1.33% *, 7/2/2009			50,000,000	49,663,805
1.35% *, 4/29/2009			156,150,000	155,459,036
1.35% *, 6/24/2009			82,420,000	81,882,209
1.41% *, 3/26/2009			100,000,000	99,671,000
1.495% *, 4/2/2009			100,000,000	99,622,097
1.53% *, 4/23/2009			28,800,000	28,662,912
1.65% *, 1/8/2009			100,000,000	99,967,917
1.67% *, 1/8/2009			100,000,000	99,967,528
1.8% *, 4/23/2009			48,650,000	48,377,560
2.2% *, 6/4/2009			30,000,000	29,717,667
2.37% *, 6/4/2009			30,000,000	29,695,850
US Treasury Notes:
3.875%, 5/15/2009			50,000,000	50,688,911
4.5%, 3/31/2009			30,000,000	30,184,339
4.625%, 7/31/2009			100,000,000	102,430,024
4.875%, 1/31/2009			200,000,000	200,638,889

Total Government & Agency Obligations (Cost $2,275,047,630)				2,275,047,630
Repurchase Agreements 59.8%
Banc of America Securities LLC, 0.45%, dated 11/18/2008, to be repurchased at $500,368,750 on 1/16/2009 (a)			500,000,000	500,000,000
Barclays Capital, Inc., 0.02%, dated 12/31/2008, to be repurchased at $250,000,278 on 1/2/2009 (b)			250,000,000	250,000,000
BNP Paribas, 0.005%, dated 12/31/2008, to be repurchased at $1,150,000,319 on 1/2/2009 (c)			1,150,000,000	1,150,000,000
BNP Paribas, 0.5%, dated 11/20/2008, to be repurchased at $400,316,667 on 1/16/2009 (d)			400,000,000	400,000,000
Credit Suisse Securities (USA) LLC, 0.04%, dated 12/31/2008, to be repurchased at $250,000,556 on 1/2/2009 (e)			250,000,000	250,000,000
JPMorgan Securities, Inc., 0.01%, dated 12/31/2008, to be repurchased at $750,000,417 on 1/2/2009 (f)			750,000,000	750,000,000
The Goldman Sachs & Co., Inc., 0.005%, dated 12/31/2008, to be repurchased at $355,343,099 on 1/2/2009 (g)			355,343,000	355,343,000

Total Repurchase Agreements (Cost $3,655,343,000)				3,655,343,000
			Shares	Value ($)

Money Market Funds 2.9%
AIM Short Term Investment Trust Treasury Portfolio (Cost $180,000,000)			180,000,000	180,000,000
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $6,110,390,630) †			99.9	6,110,390,630
Other Assets and Liabilities, Net			0.1	7,232,048

Net Assets			100.0	6,117,622,678

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*			Annualized yield at time of purchase; not a coupon rate.
†			The cost for federal income tax purposes was $6,110,390,630.
(a)			Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)

178,088,300	US Treasury Inflation-Indexed Notes	2.0-3.875	1/15/2009-7/15/2016	212,344,721
25,104,200	US Treasury Note	4.625	10/31/2011	27,949,598
376,025,662	US Treasury STRIPS	Zero Coupon	2/15/2009-2/15/2038	269,705,706
Total Collateral Value				510,000,025
(b)				Collateralized by $243,464,800 US Treasury Inflation-Indexed Note, 2.0%, maturing on 4/15/2012 with a value of $255,000,037.
(c)				Collateralized by:
Principal			Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
187,651,800	US Treasury Bond	4.75	2/15/2037	270,071,942
736,209,300	US Treasury Notes	4.75-4.875	8/15/2016-8/15/2017	902,928,121
Total Collateral Value			1,173,000,063
(d)				Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
29,832,000	US Treasury Inflation-Indexed Notes	1.625-2.0	7/15/2014-1/15/2015	32,598,881
523,903,300	US Treasury STRIPS	Zero Coupon	2/15/2013-8/15/2029	375,401,120
Total Collateral Value				408,000,001
(e)				Collateralized by $427,640,000 US Treasury STRIPS, with various maturities of 8/15/2021-11/15/2028 with a value of $255,000,575.
(f)				Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
185,238,500	US Treasury Inflation-Indexed Bonds	1.75-3.875	1/15/2025-4/15/2032	226,281,321
131,621,000	US Treasury Inflation-Indexed Notes	1.375-1.625	1/15/2018-7/15/2018	129,983,646
396,122,000	US Treasury Notes	2.75-4.875	5/31/2009-7/31/2010	408,737,226
Total Collateral Value				765,002,193
(g)				Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
423,300	US Treasury Bond	8.75	5/15/2017	634,399
353,459,100	US Treasury Note	4.875	5/31/2009	361,815,504
Total Collateral Value				362,449,903

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	6,110,390,630
Level 3	-
Total	$ 6,110,390,630

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008